Summary of Significant Accounting Policies - Summary of Supplemental Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental cash flows:
Cash paid for interest, net of amounts capitalized	$ 63,709	$ 42,599	$ 17,995
Cash paid for taxes	151	168	22
Noncash investing and financing activities:
Change in capital expenditures in payables and accrued liabilities	13,759	18,779	(19,719)
Repurchases under unit repurchase program	1,372
Assumptions of asset retirement obligations related to properties acquired	4,265	1,581	5,448
Contribution related to sale of assets to NGP affiliate - restricted cash			2,013
Accrued equity offering costs			170
Distributions to partners			48
Wyoming Acquisition [Member]
Noncash investing and financing activities:
Accounts receivable	9,569
Double A Acquisition [Member]
Noncash investing and financing activities:
Accounts receivable	586
Cinco Group acquisition [Member]
Noncash investing and financing activities:
Accounts receivable		$ 4,352